Related party transactions - Related Party Balance Sheet (Details) - USD ($) $ in Thousands		12 Months Ended
	Sep. 01, 2018	Dec. 31, 2018	Dec. 31, 2017
Other related parties [member]
Disclosure of transactions between related parties [line items]
Accounts receivable and prepaid expenses		$ 68,689	$ 44,880
Scorpio Group Pools [Member] | Other related parties [member]
Disclosure of transactions between related parties [line items]
Accounts receivable and prepaid expenses		66,178	44,880
Working capital contributions to Scorpio Group Pools		42,973	41,401
Accounts payable and accrued expenses		66	462
Working capital contributions, related parties		22,900	25,700
SSM [Member] | Other related parties [member]
Disclosure of transactions between related parties [line items]
Accounts receivable and prepaid expenses		2,461	6,391
Accounts payable and accrued expenses		832	766
Scorpio Commercial Management SAM (SCM) [Member] | Other related parties [member]
Disclosure of transactions between related parties [line items]
Accounts receivable and prepaid expenses		2,511	0
Accounts payable and accrued expenses		389	191
Commission on gross revenue, per charter fixture	0.85%
Port Agent [Member] | Other related parties [member]
Disclosure of transactions between related parties [line items]
Accounts payable and accrued expenses		459	95
Scorpio Services Holding Limited (SSH) [Member] | Other related parties [member]
Disclosure of transactions between related parties [line items]
Accounts payable and accrued expenses		409	190
Insurance Broker [Member] | Other related parties [member]
Disclosure of transactions between related parties [line items]
Accounts receivable and prepaid expenses		0	2,428
Accounts payable and accrued expenses		$ 0	2,190
Scorpio Handymax Tanker Pool Limited [Member]
Disclosure of transactions between related parties [line items]
Working capital repayment period upon vessel's exit from each pool		6 months
Scorpio Handymax Tanker Pool Limited [Member] | Other related parties [member]
Disclosure of transactions between related parties [line items]
Accounts receivable and prepaid expenses		$ 4,559	6,037
Working capital contributions to Scorpio Group Pools		$ 4,923	$ 6,751
Working capital repayment period upon vessel's exit from each pool		6 months